SEGMENT REPORTING (Schedule of the Company's Revenues Generated from Each Product) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Revenues generated from each product [Line Items]
Total	$ 1,282,031,446	$ 1,561,497,028	$ 1,519,634,872
Solar modules [Member]
Revenues generated from each product [Line Items]
Total	920,271,824	1,309,008,400	1,116,885,469
Solar wafers [Member]
Revenues generated from each product [Line Items]
Total	163,700,069	$ 182,513,034	$ 315,037,453
Solar power projects [Member]
Revenues generated from each product [Line Items]
Total	110,737,934
Other materials [Member]
Revenues generated from each product [Line Items]
Total	61,932,953	$ 40,975,806	$ 51,123,492
Solar cells [Member]
Revenues generated from each product [Line Items]
Total	8,266,709	12,422,486	23,855,100
Electricity [Member]
Revenues generated from each product [Line Items]
Total	5,649,282	8,740,222	11,509,721
Service revenue from tolling arrangement [Member]
Revenues generated from each product [Line Items]
Total	$ 11,472,675	$ 7,837,080	$ 1,223,637